STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (12,430,912)	$ (4,044,140)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	69,101	13,482
Share-based compensation expense	264,774	146,996
Change in fair market value of derivative liabilities		867,000
Non-cash interest expense		39,471
Change in fair market value of warrant liability		6,109
Changes in assets and liabilities:
Prepaid expenses and other current assets	(385,152)	(2,701,186)
Accounts payable and accrued expenses	1,234,270	1,766,148
Deferred grant income	(6,990)	220,075
Grants receivable	(487,879)
Payment of amount due to related parties		(35,685)
Accrued interest on convertible promissory notes		55,598
Net cash used in operating activities	(11,742,788)	(3,666,132)
Cash flows from investing activities:
Purchase of equipment	(72,704)	(169,092)
Net cash used in investing activities	(72,704)	(169,092)
Cash flows from financing activities:
Proceeds from initial public offering (IPO) of common stock, net of offering costs		26,335,100
Proceeds from exercise of stock options	5,989
Proceeds from subscription receivable		3,640
Proceeds from exercise of warrants		29,267
Payments of deferred offering costs	(225,817)	(860,943)
Net cash provided by (used in) financing activities	(219,828)	25,507,064
Net change in cash	(12,035,320)	21,671,840
Cash, beginning of period	20,825,860	828,016
Cash, end of period	8,790,540	22,499,856
Supplemental disclosure of cash flow
Interest	20,623
Supplemental disclosure of non-cash investing and financing activities:
Accrued interest on subscriptions receivable		323
Debt discounts associated with derivative liabilities of convertible promissory notes		37,471
Conversion of convertible promissory notes, including embedded derivative, to common stock		4,991,431
Deferred offering costs included in accounts payable and accrued expenses	$ 10,000
Deferred offering costs adjusted into additional paid-in capital in connection with IPO		73,484
Fair value of warrant liability associated with warrant exercise		35,485
Underwriting discounts and commissions paid from gross proceeds of IPO		$ 2,414,900